Supplemental condensed consolidating financial information - Condensed consolidating statement of cash flow (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities
Cash generated from (used by) operations	$ 664	$ 352	$ 1,102
Net movement in intergroup receivables and payables	0	0	0
Dividends received from joint ventures	54	33	77
Taxation refund	0	7	7
Taxation paid	(166)	(75)	(228)
Net cash inflow (outflow) from operating activities from continuing operations	552	317	958
Net cash inflow (outflow) from operating activities from discontinued operations	52	26	89
Net cash inflow (outflow) from operating activities	604	343	1,047
Cash flows from investing activities
Capital expenditure	(307)	(264)	(703)
Interest capitalised and paid	(7)		(6)
Proceeds from disposal of tangible assets	0	2	3
Other investments acquired	(4)	0	(9)
Proceeds from disposal of other investments	9	3	3
Investments in associates and joint ventures	0	(2)	(5)
Net loans repaid by (advanced to) associates and joint ventures		(3)	20
Disposal (acquisition) of subsidiaries	0	0	0
Increase in investment in subsidiaries	0	0	0
Decrease (increase) in cash restricted for use	(7)	15	0
Interest received	9	5	14
Net cash inflow (outflow) from investing activities from continuing operations	(307)	(238)	(683)
Net cash inflow (outflow) from investing activities from discontinued operations	(17)	(29)	(54)
Cash in subsidiaries sold and transferred to held for sale	2	0	(6)
Net cash inflow (outflow) from investing activities	(322)	(267)	(743)
Cash flows from financing activities
Increase in share capital	0	0	0
Proceeds from borrowings	1,526	154	168
Repayment of borrowings	(833)	(102)	(165)
Finance costs paid	(71)	(73)	(137)
Other borrowing costs	18	0	0
Dividends paid	(44)	(43)	(43)
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities from continuing operations	560	(64)	(177)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	560	(64)	(177)
Net increase (decrease) in cash and cash equivalents	842	12	127
Translation	(6)	1	0
Cash and cash equivalents at beginning of period	456	329	329
Cash and cash equivalents at end of period	1,292	342	456
Consolidation, Eliminations
Cash flows from operating activities
Cash generated from (used by) operations	9	0	4
Net movement in intergroup receivables and payables	17	(3)	(7)
Dividends received from joint ventures	0	0	0
Taxation refund		0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	26	(3)	(3)
Net cash inflow (outflow) from operating activities from discontinued operations	0	0	0
Net cash inflow (outflow) from operating activities	26	(3)	(3)
Cash flows from investing activities
Capital expenditure	0	0	0
Interest capitalised and paid	(7)		(6)
Proceeds from disposal of tangible assets		0	0
Other investments acquired	0		0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures		0	0
Net loans repaid by (advanced to) associates and joint ventures		0	0
Disposal (acquisition) of subsidiaries	0	0	0
Increase in investment in subsidiaries	10	16	16
Decrease (increase) in cash restricted for use	0	0
Interest received	0	0	0
Net cash inflow (outflow) from investing activities from continuing operations	3	16	10
Net cash inflow (outflow) from investing activities from discontinued operations	0	0	0
Cash in subsidiaries sold and transferred to held for sale	0	0	0
Net cash inflow (outflow) from investing activities	3	16	10
Cash flows from financing activities
Increase in share capital	(10)	(16)	(16)
Proceeds from borrowings	0	0	0
Repayment of borrowings	0	0	0
Finance costs paid	7	0	6
Other borrowing costs	0
Dividends paid	0	0	0
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities from continuing operations	(3)	(16)	(10)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(3)	(16)	(10)
Net increase (decrease) in cash and cash equivalents	26	(3)	(3)
Translation	(26)	3	3
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(75)	(35)	(59)
Net movement in intergroup receivables and payables	41	29	35
Dividends received from joint ventures	0	0	0
Taxation refund		0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(34)	(6)	(24)
Net cash inflow (outflow) from operating activities from discontinued operations	30	13	58
Net cash inflow (outflow) from operating activities	(4)	7	34
Cash flows from investing activities
Capital expenditure	0	0	0
Interest capitalised and paid	0
Proceeds from disposal of tangible assets		0	0
Other investments acquired	0		0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures		0	0
Net loans repaid by (advanced to) associates and joint ventures		0	17
Disposal (acquisition) of subsidiaries	0	0	0
Increase in investment in subsidiaries	(10)	(16)	(16)
Decrease (increase) in cash restricted for use	0	0
Interest received	1	2	3
Net cash inflow (outflow) from investing activities from continuing operations	(9)	(14)	4
Net cash inflow (outflow) from investing activities from discontinued operations	(13)	(26)	(46)
Cash in subsidiaries sold and transferred to held for sale	0	0	0
Net cash inflow (outflow) from investing activities	(22)	(40)	(42)
Cash flows from financing activities
Increase in share capital	0	0	0
Proceeds from borrowings	133	117	130
Repayment of borrowings	(76)	(82)	(124)
Finance costs paid	(5)	(3)	(10)
Other borrowing costs	0
Dividends paid	(38)	(28)	(28)
Intergroup dividends received (paid)	52	44	44
Net cash inflow (outflow) from financing activities from continuing operations	66	48	12
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	66	48	12
Net increase (decrease) in cash and cash equivalents	40	15	4
Translation	(4)	1	1
Cash and cash equivalents at beginning of period	12	7	7
Cash and cash equivalents at end of period	48	23	12
IOMco (the “Issuer”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(7)	3	(8)
Net movement in intergroup receivables and payables	(141)	(113)	(205)
Dividends received from joint ventures	54	33	77
Taxation refund		0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(94)	(77)	(136)
Net cash inflow (outflow) from operating activities from discontinued operations	0	0	0
Net cash inflow (outflow) from operating activities	(94)	(77)	(136)
Cash flows from investing activities
Capital expenditure	0	0	0
Interest capitalised and paid	0
Proceeds from disposal of tangible assets		0	0
Other investments acquired	0		0
Proceeds from disposal of other investments	9	0	0
Investments in associates and joint ventures		0	0
Net loans repaid by (advanced to) associates and joint ventures		4	4
Disposal (acquisition) of subsidiaries	(4)	(3)	(8)
Increase in investment in subsidiaries	0	0	0
Decrease (increase) in cash restricted for use	0	0
Interest received	3	1	5
Net cash inflow (outflow) from investing activities from continuing operations	8	2	1
Net cash inflow (outflow) from investing activities from discontinued operations	0	0	0
Cash in subsidiaries sold and transferred to held for sale	0	0	0
Net cash inflow (outflow) from investing activities	8	2	1
Cash flows from financing activities
Increase in share capital	0	0	0
Proceeds from borrowings	1,350	0	0
Repayment of borrowings	(700)	0	0
Finance costs paid	(58)	(51)	(102)
Other borrowing costs	18
Dividends paid	0	0	0
Intergroup dividends received (paid)	123	131	242
Net cash inflow (outflow) from financing activities from continuing operations	697	80	140
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	697	80	140
Net increase (decrease) in cash and cash equivalents	611	5	5
Translation	0	0	0
Cash and cash equivalents at beginning of period	102	97	97
Cash and cash equivalents at end of period	713	102	102
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	737	384	1,165
Net movement in intergroup receivables and payables	83	87	177
Dividends received from joint ventures	0	0	0
Taxation refund		7	7
Taxation paid	(166)	(75)	(228)
Net cash inflow (outflow) from operating activities from continuing operations	654	403	1,121
Net cash inflow (outflow) from operating activities from discontinued operations	22	13	31
Net cash inflow (outflow) from operating activities	676	416	1,152
Cash flows from investing activities
Capital expenditure	(307)	(264)	(703)
Interest capitalised and paid	0
Proceeds from disposal of tangible assets		2	3
Other investments acquired	(4)		(9)
Proceeds from disposal of other investments	0	3	3
Investments in associates and joint ventures		(2)	(5)
Net loans repaid by (advanced to) associates and joint ventures		1	(1)
Disposal (acquisition) of subsidiaries	4	3	8
Increase in investment in subsidiaries	0	0	0
Decrease (increase) in cash restricted for use	(7)	15
Interest received	5	2	6
Net cash inflow (outflow) from investing activities from continuing operations	(309)	(242)	(698)
Net cash inflow (outflow) from investing activities from discontinued operations	(4)	(3)	(8)
Cash in subsidiaries sold and transferred to held for sale	2	0	(6)
Net cash inflow (outflow) from investing activities	(311)	(245)	(712)
Cash flows from financing activities
Increase in share capital	10	16	16
Proceeds from borrowings	43	37	38
Repayment of borrowings	(57)	(20)	(41)
Finance costs paid	(15)	(19)	(31)
Other borrowing costs	0
Dividends paid	(6)	(15)	(15)
Intergroup dividends received (paid)	(175)	(175)	(286)
Net cash inflow (outflow) from financing activities from continuing operations	(200)	(176)	(319)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(200)	(176)	(319)
Net increase (decrease) in cash and cash equivalents	165	(5)	121
Translation	24	(3)	(4)
Cash and cash equivalents at beginning of period	342	225	225
Cash and cash equivalents at end of period	$ 531	$ 217	$ 342